Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014
C000016743
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,120	$ 11,108	$ 11,248	$ 11,237	$ 11,225	$ 11,241	$ 10,926	$ 10,244	$ 10,424	$ 10,741	$ 10,908	$ 10,872	$ 10,754	$ 10,853	$ 10,845	$ 10,635	$ 10,933	$ 10,536	$ 10,599	$ 10,044	$ 10,221	$ 10,703	$ 10,987	$ 10,663	$ 10,932	$ 10,833	$ 11,234	$ 11,635	$ 11,733	$ 12,095	$ 12,075	$ 11,966	$ 11,987	$ 12,111	$ 12,184	$ 12,089	$ 12,045	$ 11,964	$ 11,842	$ 11,772	$ 12,006	$ 11,912	$ 11,800	$ 11,578	$ 11,610	$ 11,653	$ 11,697	$ 11,501	$ 11,292	$ 10,957	$ 11,224	$ 11,928	$ 11,745	$ 11,538	$ 11,510	$ 11,501	$ 11,505	$ 11,607	$ 11,413	$ 11,343	$ 11,308	$ 11,152	$ 11,105	$ 10,925	$ 10,865	$ 10,795	$ 10,688	$ 10,593	$ 10,706	$ 10,781	$ 10,773	$ 10,765	$ 10,768	$ 10,664	$ 10,715	$ 10,683	$ 10,745	$ 10,892	$ 10,785	$ 10,824	$ 10,816	$ 10,855	$ 10,788	$ 10,720	$ 10,746	$ 10,596	$ 10,527	$ 10,516	$ 10,458	$ 10,424	$ 10,317	$ 10,720	$ 10,848	$ 10,917	$ 10,905	$ 10,927	$ 10,754	$ 10,718	$ 10,647	$ 10,600	$ 10,607	$ 10,514	$ 10,453	$ 10,405	$ 10,368	$ 10,330	$ 10,305	$ 10,224	$ 10,253	$ 10,294	$ 10,379	$ 10,354	$ 10,483	$ 10,295	$ 10,233	$ 10,229	$ 10,160	$ 10,144	$ 9,988	$ 9,984	$ 10,000
C000016744
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 12,281	12,258	12,417	12,379	12,356	12,363	12,006	11,249	11,437	11,789	11,947	11,897	11,773	11,857	11,838	11,614	11,915	11,488	11,532	10,919	11,102	11,630	11,912	11,566	11,848	11,717	12,139	12,576	12,657	13,036	13,017	12,876	12,901	13,024	13,077	12,964	12,906	12,822	12,669	12,583	12,823	12,711	12,581	12,348	12,372	12,394	12,430	12,212	11,980	11,616	11,890	12,638	12,434	12,205	12,165	12,146	12,140	12,225	12,024	11,926	11,893	11,706	11,648	11,449	11,390	11,308	11,186	11,078	11,173	11,243	11,237	11,219	11,213	11,084	11,128	11,098	11,153	11,296	11,164	11,195	11,177	11,220	11,129	11,063	11,068	10,904	10,836	10,817	10,748	10,693	10,574	10,990	11,099	11,172	11,151	11,164	10,979	10,934	10,841	10,795	10,795	10,680	10,609	10,563	10,517	10,459	10,424	10,345	10,355	10,387	10,464	10,441	10,563	10,365	10,294	10,281	10,203	10,180	10,015	9,992	10,000
C000016740
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,691	11,671	11,826	11,792	11,772	11,782	11,444	10,724	10,905	11,229	11,397	11,352	11,222	11,318	11,302	11,075	11,379	10,974	11,018	10,434	10,611	11,105	11,392	11,063	11,321	11,211	11,619	12,026	12,120	12,485	12,457	12,337	12,350	12,470	12,536	12,431	12,377	12,285	12,153	12,073	12,305	12,201	12,078	11,843	11,868	11,904	11,940	11,732	11,512	11,164	11,428	12,137	11,943	11,725	11,688	11,672	11,668	11,764	11,560	11,481	11,438	11,272	11,218	11,028	10,961	10,883	10,780	10,666	10,772	10,841	10,825	10,810	10,806	10,695	10,739	10,700	10,755	10,894	10,781	10,813	10,797	10,829	10,755	10,681	10,699	10,542	10,467	10,461	10,385	10,345	10,231	10,625	10,744	10,805	10,797	10,801	10,623	10,581	10,504	10,450	10,462	10,353	10,286	10,231	10,199	10,145	10,114	10,027	10,050	10,083	10,159	10,128	10,248	10,057	10,001	9,980	9,906	9,885	9,726	9,715	9,725
C000016745
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,229,974	1,227,647	1,243,648	1,241,364	1,237,504	1,239,785	1,202,472	1,126,540	1,145,382	1,180,654	1,196,490	1,193,000	1,179,130	1,187,531	1,185,590	1,163,110	1,193,295	1,150,514	1,154,924	1,093,494	1,111,839	1,164,727	1,193,104	1,158,365	1,186,595	1,174,889	1,215,850	1,259,611	1,267,817	1,305,781	1,303,908	1,289,752	1,292,300	1,304,535	1,309,847	1,298,580	1,294,105	1,284,231	1,268,862	1,260,264	1,284,250	1,273,088	1,260,017	1,236,649	1,239,051	1,241,263	1,244,840	1,222,954	1,201,056	1,163,320	1,190,762	1,265,767	1,245,343	1,222,355	1,218,310	1,216,338	1,215,676	1,224,111	1,203,944	1,194,186	1,190,844	1,172,139	1,167,597	1,146,422	1,140,530	1,132,195	1,119,988	1,109,184	1,118,668	1,125,602	1,124,966	1,123,084	1,122,503	1,109,550	1,113,982	1,110,984	1,116,524	1,130,785	1,117,540	1,120,616	1,118,819	1,123,059	1,113,974	1,107,263	1,107,733	1,091,348	1,084,545	1,082,579	1,075,748	1,070,192	1,058,267	1,098,823	1,110,890	1,116,968	1,114,752	1,116,033	1,097,436	1,092,852	1,084,729	1,078,926	1,079,969	1,068,449	1,061,328	1,055,482	1,051,963	1,046,183	1,042,717	1,033,627	1,035,749	1,038,999	1,046,685	1,043,319	1,055,497	1,035,606	1,029,582	1,027,205	1,019,398	1,017,007	1,000,511	999,183	1,000,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,525	12,682	12,683	12,666	12,731	12,442	11,699	11,800	12,156	12,334	12,285	12,163	12,270	12,298	12,031	12,309	11,965	11,931	11,398	11,494	11,952	12,220	11,906	12,104	11,927	12,266	12,677	12,722	13,081	13,059	12,949	12,987	13,082	13,130	13,022	12,986	12,947	12,840	12,761	12,967	12,885	12,807	12,617	12,655	12,652	12,712	12,501	12,399	12,017	12,169	12,627	12,467	12,247	12,209	12,179	12,157	12,255	12,065	11,969	11,925	11,762	11,718	11,536	11,475	11,388	11,254	11,131	11,200	11,273	11,244	11,216	11,207	11,080	11,120	11,079	11,112	11,244	11,128	11,188	11,161	11,218	11,133	11,044	11,083	10,910	10,832	10,808	10,734	10,663	10,540	10,948	11,064	11,120	11,105	11,098	10,924	10,894	10,815	10,781	10,764	10,637	10,563	10,521	10,479	10,404	10,384	10,309	10,318	10,347	10,401	10,371	10,480	10,297	10,245	10,228	10,158	10,148	10,026	10,009	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,525	12,682	12,683	12,666	12,731	12,442	11,699	11,800	12,156	12,334	12,285	12,163	12,270	12,298	12,031	12,309	11,965	11,931	11,398	11,494	11,952	12,220	11,906	12,104	11,927	12,266	12,677	12,722	13,081	13,059	12,949	12,987	13,082	13,130	13,022	12,986	12,947	12,840	12,761	12,967	12,885	12,807	12,617	12,655	12,652	12,712	12,501	12,399	12,017	12,169	12,627	12,467	12,247	12,209	12,179	12,157	12,255	12,065	11,969	11,925	11,762	11,718	11,536	11,475	11,388	11,254	11,131	11,200	11,273	11,244	11,216	11,207	11,080	11,120	11,079	11,112	11,244	11,128	11,188	11,161	11,218	11,133	11,044	11,083	10,910	10,832	10,808	10,734	10,663	10,540	10,948	11,064	11,120	11,105	11,098	10,924	10,894	10,815	10,781	10,764	10,637	10,563	10,521	10,479	10,404	10,384	10,309	10,318	10,347	10,401	10,371	10,480	10,297	10,245	10,228	10,158	10,148	10,026	10,009	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,525	12,682	12,683	12,666	12,731	12,442	11,699	11,800	12,156	12,334	12,285	12,163	12,270	12,298	12,031	12,309	11,965	11,931	11,398	11,494	11,952	12,220	11,906	12,104	11,927	12,266	12,677	12,722	13,081	13,059	12,949	12,987	13,082	13,130	13,022	12,986	12,947	12,840	12,761	12,967	12,885	12,807	12,617	12,655	12,652	12,712	12,501	12,399	12,017	12,169	12,627	12,467	12,247	12,209	12,179	12,157	12,255	12,065	11,969	11,925	11,762	11,718	11,536	11,475	11,388	11,254	11,131	11,200	11,273	11,244	11,216	11,207	11,080	11,120	11,079	11,112	11,244	11,128	11,188	11,161	11,218	11,133	11,044	11,083	10,910	10,832	10,808	10,734	10,663	10,540	10,948	11,064	11,120	11,105	11,098	10,924	10,894	10,815	10,781	10,764	10,637	10,563	10,521	10,479	10,404	10,384	10,309	10,318	10,347	10,401	10,371	10,480	10,297	10,245	10,228	10,158	10,148	10,026	10,009	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,248,832	$ 1,252,506	$ 1,268,213	$ 1,268,253	$ 1,266,626	$ 1,273,128	$ 1,244,210	$ 1,169,941	$ 1,179,982	$ 1,215,610	$ 1,233,366	$ 1,228,506	$ 1,216,322	$ 1,226,954	$ 1,229,763	$ 1,203,070	$ 1,230,903	$ 1,196,532	$ 1,193,116	$ 1,139,803	$ 1,149,362	$ 1,195,236	$ 1,222,018	$ 1,190,561	$ 1,210,385	$ 1,192,668	$ 1,226,595	$ 1,267,690	$ 1,272,248	$ 1,308,053	$ 1,305,946	$ 1,294,922	$ 1,298,719	$ 1,308,160	$ 1,312,978	$ 1,302,178	$ 1,298,612	$ 1,294,749	$ 1,283,979	$ 1,276,109	$ 1,296,712	$ 1,288,501	$ 1,280,699	$ 1,261,660	$ 1,265,461	$ 1,265,193	$ 1,271,157	$ 1,250,102	$ 1,239,897	$ 1,201,670	$ 1,216,943	$ 1,262,746	$ 1,246,670	$ 1,224,667	$ 1,220,939	$ 1,217,893	$ 1,215,714	$ 1,225,538	$ 1,206,507	$ 1,196,861	$ 1,192,458	$ 1,176,242	$ 1,171,838	$ 1,153,602	$ 1,147,458	$ 1,138,849	$ 1,125,375	$ 1,113,055	$ 1,119,952	$ 1,127,250	$ 1,124,362	$ 1,121,640	$ 1,120,683	$ 1,107,995	$ 1,111,963	$ 1,107,874	$ 1,111,194	$ 1,124,432	$ 1,112,801	$ 1,118,792	$ 1,116,068	$ 1,121,771	$ 1,113,299	$ 1,104,364	$ 1,108,339	$ 1,091,024	$ 1,083,165	$ 1,080,819	$ 1,073,366	$ 1,066,336	$ 1,053,962	$ 1,094,793	$ 1,106,400	$ 1,111,950	$ 1,110,452	$ 1,109,774	$ 1,092,396	$ 1,089,449	$ 1,081,497	$ 1,078,082	$ 1,076,389	$ 1,063,697	$ 1,056,276	$ 1,052,093	$ 1,047,927	$ 1,040,390	$ 1,038,351	$ 1,030,884	$ 1,031,824	$ 1,034,682	$ 1,040,139	$ 1,037,144	$ 1,047,954	$ 1,029,704	$ 1,024,535	$ 1,022,766	$ 1,015,801	$ 1,014,769	$ 1,002,631	$ 1,000,866	$ 1,000,000